Cover	Nov. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-40179
Entity Registrant Name	PINE TECHNOLOGY ACQUISITION CORP.
Entity Central Index Key	0001838238
Entity Tax Identification Number	86-1328728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	260 Lena Drive
Entity Address, City or Town	Aurora
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44202
City Area Code	212
Local Phone Number	402-8216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	PTOC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false